SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIVES
Useful life
Office equipment and furniture	3 to 5 years

SCHEDULE OF INTANGIBLE ASSETS
Useful life
Computer software and applications	5-10 years

Content assets-licensed movies and television series	Over the license period or estimated period of use

SCHEDULE OF CURRENCY EXCHANGE RATE
	March 31, 2023	September 30, 2022
Period-end spot rate	US$1=MYR4.4130	US$1=MYR4.6359
Average rate	US$1=MYR4.4774	US$1=MYR4.3041

SCHEDULE OF DISAGGREGATION OF REVENUE

	For the Six Months Ended March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Revenue from advertising services:
Advertisement design and consultation services	$543,925	$598,953
Advertisement display services	1,813,584	2,400,051
Gross revenue from advertising services	2,357,509	2,999,004
Less: discount to customers for advertisement displays	(136,715)	(87,522)
Sub-total of net revenue from advertising services	2,220,794	2,911,482

Revenue from cash rebate services	10,621	5,552
Revenue from payment solution services-related party	4,303	5,379
Revenue from software licensing	1,740,472	-
Total operating revenue	$3,976,190	$2,922,413

SCHEDULE OF OPERATING COSTS

	For the Six Months ended March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Salary and employee benefit expenses	$318,750	$195,904
Professional and consulting service fees	429,896	468,971
Marketing and promotional expenses	209,564	104,808
Content license costs	30,000	25,059
Website and facility maintenance expenses	147,345	49,725
Depreciation and amortization	193,662	44,147
Utility and office expenses	251,563	56,779
Business travel and entertainment expenses	71,479	17,522
Others	344,633	40,458
Total operating costs	$1,996,892	$1,003,373

One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIVES
Useful life
Equipment and furniture	4 to 10 years
Property	50 years

Useful life
Equipment and furniture	4 to 10 years
Property	50 years

SCHEDULE OF CURRENCY EXCHANGE RATE
	March 31, 2023	September 30, 2022
Spot rate	US$1=MYR4.4131	US$1=MYR4.6359
Average rate	US$1=MYR4.4783	US$1=MYR4.3041

	September 30, 2022	September 30, 2021
Year-end spot rate	US$1=MYR4.6359	US$1=MYR4.1870
Average rate	US$1=MYR4.3041	US$1=MYR4.1249

SCHEDULE OF DISAGGREGATION OF REVENUE

	2023	2022

Creative income	$1,628,929	$579,296
Production income	394,775	699,881
Promotional campaign services	560,057	685,321
Social media management income	-	78,713
Printing income	4,623	517
Media agency income	197,064	50,860

Total operating revenue	$2,785,448	$2,094,588

	2022	2021

Creative income	$3,483,215	$981,171
Production income	1,754,979	718,380
Promotional campaign services	635,830	931,637
Social media management income	106,145	26,898
Printing income	11,323	-
Media agency income	182,405	184,583

Total operating revenue	$6,173,897	$2,842,669